Document and Entity Information	Mar. 08, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001497253
Document Type	8-K
Document Period End Date	Mar. 08, 2022
Entity Registrant Name	ORGANOVO HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35996
Entity Tax Identification Number	27-1488943
Entity Address, Address Line One	11555 Sorrento Valley Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	224-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	ONVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false